Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
Investments Other Than Investments Accounted for Using Equity Method

As at	December 31, 2022	December 31, 2021
Investments at amortized cost	24,493	24,987
Investments at FVTPL	72,761	48,576
	97,254	73,563

Current portion	6,552	3,065
Long-term	90,702	70,498